General information (Narrative) (Details) $ in Millions				12 Months Ended
		Jun. 24, 2014	Oct. 24, 2012 $ / Unit	Dec. 31, 2017 USD ($) acquisition	Dec. 31, 2016 USD ($) acquisition	Dec. 31, 2015 USD ($)	Jun. 19, 2015
Schedule of Investments [Line Items]
Base level of incentive distribution rights (in dollars per unit) | $ / Unit			0.4456
Number of entities acquired from Seadrill				0	0
Ownership percentage in reporting entity (as percent)				46.60%	46.60%
Pre-tax gain related to valuation of interest rate swap portfolio | $	[1]			$ (13.9)	$ (18.0)	$ (82.9)
Ownership percentage in subsidiary (as percent)				50.00%
Percentage of interest in general partners (as percent)				100.00%
Seadrill Capricorn Holdings LLC
Schedule of Investments [Line Items]
Percentage of limited partner interest and non-economic general partner interest (as percent)				51.00%
Seadrill Operating GLP LLC
Schedule of Investments [Line Items]
Percentage of limited partner interest and non-economic general partner interest (as percent)				58.00%
Interest Rate Swap | Out of period adjustment
Schedule of Investments [Line Items]
Pre-tax gain related to valuation of interest rate swap portfolio | $				$ 20.9	$ 24.1
Seadrill Operating LP
Schedule of Investments [Line Items]
Ownership interest purchased (as percent)		28.00%
Seadrill Operating LP
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)			30.00%
Ownership percentage in subsidiary (as percent)							58.00%
Seadrill Operating GP LLC
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)			100.00%
Seadrill Capricorn Holdings LLC
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)			51.00%
Number of entities acquired from Seadrill				2
West Aquarius and West Vencedor
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)			100.00%
West Capella
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)			56.00%
West Capricorn
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)			100.00%
Seadrill Partners Operating LLC
Schedule of Investments [Line Items]
Number of entities acquired from Seadrill				2
OPCO
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)				34.90%	34.90%

[1]	Includes transactions with related parties. Refer to Note 13 "Related party transactions".